PMC Core Fixed Income Fund
Schedule of Investments
November 30, 2020 (Unaudited)

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 5.11%
AM Capital Funding LLC
2018-1, 4.980%, 12/15/2023 (b)	$560,000	$585,514
BlueMountain CLO Ltd.
2013-2R, 1.396% (3 Month LIBOR USD + 1.180%), 10/22/2030 (b)(c)	365,144	364,904
Carlyle Global Market Strategies
2017-1A, 1.518% (3 Month LIBOR USD + 1.300%), 04/21/2031 (b)(c)	1,367,106	1,366,067
Cedar Funding VI CLO Ltd.
2016-6A, 1.308% (3 Month LIBOR USD + 1.090%), 10/20/2028 (b)(c)	1,480,000	1,475,381
Centex Home Equity Loan Trust
2005-D M3, 0.630% (1 Month LIBOR USD + 0.480%), 10/25/2035 (c)	223,506	223,466
CIFC Funding Ltd.
2017-4, 1.465% (3 Month LIBOR USD + 1.250%), 10/24/2030 (b)(c)	500,000	499,961
Citigroup Mortgage Loan Trust, Inc.
2006-WFHE4, 0.430% (1 Month LIBOR USD + 0.280%), 11/25/2036 (c)	124,937	124,395
Dewolf Park CLO Ltd.
2017-1A, 1.447% (3 Month LIBOR USD + 1.210%), 10/15/2030 (b)(c)	1,700,000	1,694,922
ECAF I Ltd.
2015-1A, 3.473%, 06/15/2040 (b)	128,256	119,577
GCAT Trust
2019-NQM2, 2.855%, 09/25/2059 (b)	643,751	656,605
2019-NQM3, 2.686%, 11/25/2059 (b)(d)	422,027	433,884
Goldentree Loan Management US Clo 2 Ltd.
2017-2A, 1.368% (3 Month LIBOR USD + 1.150%), 11/28/2030 (b)(c)	1,525,000	1,519,576
JP Morgan Mortgage Acquisition Trust
2007-CH1, 0.430% (1 Month LIBOR USD + 0.280%), 11/25/2036 (c)	99,743	99,833
Madison Park Funding XVIII Ltd.
2015-18, 1.399% (3 Month LIBOR USD + 1.190%), 10/21/2030 (b)(c)	2,000,000	1,996,122
Madison Park Funding XXVI Ltd.
2017-26, 1.413% (3 Month LIBOR USD + 1.200%), 07/29/2030 (b)(c)	2,295,000	2,289,774
Navient Student Loan Trust
2019-7, 0.650% (1 Month LIBOR USD + 0.500%), 01/25/2068 (b)(c)	839,268	836,765
Octagon Investment Partners 30 Ltd.
2017-1A, 1.538% (3 Month LIBOR USD + 1.320%), 03/17/2030 (b)(c)	550,000	550,013
RASC Trust
2005-KS12, 0.610% (1 Month LIBOR USD + 0.460%), 01/25/2036 (c)	350,018	348,812
Towd Point Mortgage Trust
2015-6, 3.500%, 04/25/2055 (b)(d)	28,468	29,187
2016-2, 2.750%, 08/25/2055 (b)(d)	31,663	32,374
2016-3, 2.250%, 04/25/2056 (b)(d)	24,160	24,475
2017-5, 0.750% (1 Month LIBOR USD + 0.600%), 02/25/2057 (b)(c)	563,060	559,630
2017-2, 2.750%, 04/25/2057 (b)(d)	65,919	67,464
2017-4, 2.750%, 06/25/2057 (b)(d)	242,037	250,962
2017-3, 2.750%, 07/25/2057 (b)(d)	421,604	434,345
United Airlines 2020-1 Class A Pass Through Trust
2020-1, 5.875%, 10/15/2027 (f)	1,355,000	1,446,454
Voya CLO Ltd.
2014-2A, 1.238% (3 Month LIBOR USD + 1.020%), 04/17/2030 (b)(c)	1,739,040	1,724,578
Wind River CLO Ltd.
2017-2A, 1.448% (3 Month LIBOR USD + 1.230%), 07/20/2030 (b)(c)	1,440,000	1,437,204
TOTAL ASSET BACKED SECURITIES (Cost $21,059,172)		21,192,244

CORPORATE BONDS - 41.22%
Accommodation - 0.03%
Wynn Las Vegas LLC
5.250%, 05/15/2027 (b)(f)	117,000	118,389
Administrative and Support Services - 0.08%
GE Capital Funding LLC
3.450%, 05/15/2025 (b)	309,000	336,025
Air Transportation - 0.26%
Southwest Airlines Co.
5.250%, 05/04/2025 (f)	950,000	1,084,528
Ambulatory Health Care Services - 0.56%
Hackensack Meridian Health, Inc.
2.675%, 09/01/2041	2,321,000	2,338,004
Beverage and Tobacco Product Manufacturing - 1.59%
Altria Group, Inc.
4.400%, 02/14/2026 (f)	483,000	559,850
Anheuser-Busch InBev Worldwide, Inc.
4.150%, 01/23/2025 (f)	1,006,000	1,143,436
3.500%, 06/01/2030 (f)	1,000,000	1,159,148
4.350%, 06/01/2040 (f)	1,281,000	1,594,557
4.600%, 04/15/2048	420,000	533,989
4.750%, 04/15/2058 (f)	755,000	999,288
5.800%, 01/23/2059	400,000	610,325
		6,600,593
Broadcasting (except Internet) - 2.03%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.750%, 02/15/2026 (b)(f)	585,000	606,938
4.250%, 02/01/2031 (b)	968,000	1,005,413
Charter Communications Operating LLC / Charter Communications Operating Capital
4.800%, 03/01/2050	795,000	952,490
Comcast Corp.
3.150%, 02/15/2028 (f)	505,000	569,550
CSC Holdings LLC
5.500%, 04/15/2027 (b)	380,000	401,470
3.375%, 02/15/2031 (b)(f)	264,000	257,070
Discovery Communications LLC
2.950%, 03/20/2023	641,000	676,266
3.625%, 05/15/2030 (f)	890,000	1,010,279
DISH DBS Corp.
5.875%, 11/15/2024	165,000	175,725
Fox Corp.
5.576%, 01/25/2049 (f)	755,000	1,106,601
Sirius XM Radio, Inc.
5.375%, 07/15/2026 (b)(f)	560,000	583,800
ViacomCBS, Inc.
4.950%, 01/15/2031 (f)	410,000	510,063
4.200%, 05/19/2032 (f)	470,000	558,204
		8,413,869
Capital Goods - 0.26%
Quanta Services, Inc.
2.900%, 10/01/2030 (f)	1,019,000	1,091,460
Chemical Manufacturing - 2.03%
Abbott Laboratories
1.400%, 06/30/2030 (f)	960,000	975,793
AbbVie, Inc.
3.200%, 11/06/2022	45,000	47,165
2.950%, 11/21/2026 (f)	135,000	149,362
3.200%, 11/21/2029 (f)	1,713,000	1,944,400
4.050%, 11/21/2039	270,000	328,974
4.700%, 05/14/2045 (f)	580,000	756,772
4.250%, 11/21/2049	575,000	729,047
Bayer US Finance II LLC
3.875%, 12/15/2023 (b)	840,000	918,656
Church & Dwight Co., Inc.
2.450%, 08/01/2022 (f)	500,000	515,370
DuPont de Nemours, Inc.
2.169%, 05/01/2023 (f)	859,000	873,613
Mylan, Inc.
4.550%, 04/15/2028	585,000	694,493
Pfizer, Inc.
2.625%, 04/01/2030 (f)	455,000	506,573
		8,440,218
Computer and Electronic Product Manufacturing - 2.05%
Apple, Inc.
1.250%, 08/20/2030 (f)	2,000,000	2,009,207
Broadcom, Inc.
4.700%, 04/15/2025 (f)	1,900,000	2,176,224
4.150%, 11/15/2030 (f)	750,000	872,792
Dell International LLC
5.450%, 06/15/2023 (b)(f)	1,085,000	1,198,207
Intel Corp.
3.900%, 03/25/2030 (f)	1,000,000	1,208,914
Microchip Technology, Inc.
4.333%, 06/01/2023	690,000	747,548
Western Digital Corp.
4.750%, 02/15/2026 (f)	275,000	300,695
		8,513,587
Construction of Buildings - 0.21%
frontdoor, Inc.
6.750%, 08/15/2026 (b)	265,000	283,219
Taylor Morrison Communities Inc / Taylor Morrison Holdings II, Inc.
5.625%, 03/01/2024 (b)(f)	355,000	380,737
Toll Brothers Finance Corp.
5.625%, 01/15/2024	175,000	194,669
		858,625
Credit Intermediation and Related Activities - 5.99%
Bank of America Corp.
2.456% to 10/22/2024, then 3 Month LIBOR USD + 0.870%, 10/22/2025 (a)	187,000	198,274
3.705% to 04/24/2027, then 3 Month LIBOR USD + 1.512%, 04/24/2028 (a)(f)	660,000	753,826
3.970% to 03/05/2028, then 3 Month LIBOR USD + 1.070%, 03/05/2029 (a)(f)	630,000	733,835
2.884% to 10/22/2029, then 3 Month LIBOR USD + 1.190%, 10/22/2030 (a)(f)	2,418,000	2,648,243
4.083% to 03/20/2050, then 3 Month LIBOR USD + 3.150%, 03/20/2051 (a)	370,000	473,320
BNP Paribas SA
3.052% to 01/13/2030, then SOFR + 1.507%, 01/13/2031 (a)(b)(f)	615,000	668,448
Citigroup, Inc.
4.050%, 07/30/2022 (f)	65,000	68,840
3.200%, 10/21/2026	1,095,000	1,217,179
4.300%, 11/20/2026 (f)	890,000	1,031,112
3.887% to 01/10/2027, then 3 Month LIBOR USD + 1.563%, 01/10/2028 (a)(f)	835,000	953,149
3.520% to 10/27/2027, then 3 Month LIBOR USD + 1.151%, 10/27/2028 (a)(f)	455,000	514,260
2.976% to 11/05/2029, then SOFR + 1.422%, 11/05/2030 (a)	495,000	541,951
Fifth Third Bancorp
2.375%, 01/28/2025	1,197,000	1,267,825
General Motors Financial Co., Inc.
3.200%, 07/06/2021	150,000	151,878
5.100%, 01/17/2024 (f)	370,000	413,835
JPMorgan Chase & Co.
2.700%, 05/18/2023 (f)	555,000	584,516
2.005% to 03/13/2025, then SOFR + 1.585%, 03/13/2026 (a)(f)	2,350,000	2,460,018
2.956% to 05/13/2030, then SOFR + 2.515%, 05/13/2031 (a)(f)	400,000	437,412
3.109% to 04/22/2040, then SOFR + 2.460%, 04/22/2041 (a)	620,000	693,073
OneMain Finance Corp.
6.125%, 05/15/2022 (f)	210,000	222,075
State Street Corp.
3.152% to 03/30/2030, then SOFR + 2.650%, 03/30/2031 (a)	1,378,000	1,585,171
Synchrony Financial
2.850%, 07/25/2022	1,665,000	1,720,268
Truist Bank
2.250%, 03/11/2030 (f)	1,367,000	1,438,136
Wells Fargo & Co.
3.069%, 01/24/2023	645,000	663,679
2.406% to 10/30/2024, then 3 Month LIBOR USD + 0.825%, 10/30/2025 (a)(f)	1,000,000	1,055,080
2.393% to 06/02/2027, then SOFR + 2.100%, 06/02/2028 (a)(f)	1,020,000	1,077,472
2.572% to 02/11/2030, then 3 Month LIBOR USD + 1.000%, 02/11/2031 (a)	865,000	920,644
5.013% to 04/04/2050, then 3 Month LIBOR USD + 4.240%, 04/04/2051 (a)	250,000	357,968
		24,851,487
Data Processing, Hosting and Related Services - 0.14%
CDK Global, Inc.
4.875%, 06/01/2027	545,000	574,811
Educational Services - 0.14%
Lehigh University
2.553%, 11/15/2043	610,000	572,505
Fabricated Metal Product Manufacturing - 0.15%
Mauser Packaging Solutions Holding Co.
5.500%, 04/15/2024 (b)(f)	325,000	329,537
Silgan Holdings, Inc.
4.750%, 03/15/2025	275,000	281,875
		611,412
Food and Beverage Stores - 0.22%
Albertsons Cos LLC / Safeway, Inc. / New Albertsons LP / Albertson's LLC
5.875%, 02/15/2028 (b)	611,000	660,913
Kroger Co.
5.400%, 01/15/2049 (f)	170,000	248,001
		908,914
Food Manufacturing - 0.34%
Kraft Heinz Foods Co.
4.625%, 10/01/2039 (b)	524,000	580,460
4.875%, 10/01/2049 (b)	525,000	593,107
Post Holdings, Inc.
4.625%, 04/15/2030 (b)(f)	215,000	224,811
		1,398,378
Food Services and Drinking Places - 0.22%
McDonald's Corp.
3.600%, 07/01/2030 (f)	465,000	546,686
Yum! Brands, Inc.
4.750%, 01/15/2030 (b)	355,000	384,305
		930,991
Health and Personal Care Stores - 0.71%
CVS Health Corp.
4.300%, 03/25/2028 (f)	1,576,000	1,852,981
4.125%, 04/01/2040	285,000	341,104
5.050%, 03/25/2048	555,000	749,893
		2,943,978
Hospitals - 1.25%
Advocate Health & Hospitals Corp.
3.829%, 08/15/2028	495,000	569,583
CommonSpirit Health
3.347%, 10/01/2029 (f)	445,000	480,354
Encompass Health Corp.
5.750%, 09/15/2025	420,000	434,700
4.500%, 02/01/2028	526,000	551,316
HCA, Inc.
5.375%, 09/01/2026 (f)	480,000	546,300
5.250%, 06/15/2049 (f)	570,000	756,228
New York and Presbyterian Hospital
2.256%, 08/01/2040	408,000	397,943
Tenet Healthcare Corp.
7.500%, 04/01/2025 (b)(f)	503,000	551,288
6.250%, 02/01/2027 (b)	390,000	409,069
6.125%, 10/01/2028 (b)(f)	485,000	493,791
		5,190,572
Insurance Carriers and Related Activities - 1.27%
American International Group, Inc.
3.900%, 04/01/2026	646,000	738,338
Belrose Funding Trust
2.330%, 08/15/2030 (b)(f)	709,000	725,441
Centene Corp.
4.625%, 12/15/2029	235,000	257,923
Cigna Corp.
3.200%, 03/15/2040	390,000	433,946
Equitable Holdings, Inc.
4.350%, 04/20/2028 (f)	1,104,000	1,306,947
5.000%, 04/20/2048 (f)	545,000	721,574
Metropolitan Life Global Funding I
2.950%, 04/09/2030 (b)	940,000	1,066,222
		5,250,391
Machinery Manufacturing - 0.86%
Deere & Co.
3.100%, 04/15/2030 (f)	641,000	738,831
General Electric Co.
5.875%, 01/14/2038	590,000	765,706
4.350%, 05/01/2050 (f)	495,000	584,793
Range Resources Corp.
4.875%, 05/15/2025 (f)	230,000	213,998
Scientific Games International, Inc.
5.000%, 10/15/2025 (b)(f)	857,000	882,710
Xylem, Inc.
1.950%, 01/30/2028	360,000	375,999
		3,562,037
Merchant Wholesalers, Durable Goods - 0.53%
Beacon Roofing Supply, Inc.
4.875%, 11/01/2025 (b)	225,000	228,446
KAR Auction Services, Inc.
5.125%, 06/01/2025 (b)(f)	95,000	98,059
TransDigm, Inc.
6.250%, 03/15/2026 (b)	1,764,000	1,872,054
		2,198,559
Merchant Wholesalers, Nondurable Goods - 0.29%
Cardinal Health, Inc.
3.079%, 06/15/2024 (f)	305,000	328,098
Procter & Gamble Co.
3.000%, 03/25/2030	500,000	579,862
US Foods, Inc.
6.250%, 04/15/2025 (b)	260,000	276,869
		1,184,829
Mining (except Oil and Gas) - 0.19%
Freeport-McMoRan, Inc.
4.125%, 03/01/2028 (f)	745,000	789,234
Miscellaneous Manufacturing - 0.15%
Boston Scientific Corp.
3.450%, 03/01/2024 (f)	567,000	614,883
Miscellaneous Store Retailers - 0.02%
Staples, Inc.
7.500%, 04/15/2026 (b)	95,000	95,752
Motor Vehicle and Parts Dealers - 0.18%
Volkswagen Group of America Finance LLC
3.350%, 05/13/2025 (b)(f)	675,000	741,132
Oil and Gas Extraction - 1.03%
Concho Resources, Inc.
4.875%, 10/01/2047	445,000	594,252
Continental Resources, Inc.
5.750%, 01/15/2031 (b)	328,000	352,600
EQT Corp.
5.000%, 01/15/2029	421,000	445,208
Occidental Petroleum Corp.
3.200%, 08/15/2026	700,000	620,813
3.500%, 08/15/2029	710,000	622,386
4.300%, 08/15/2039	260,000	215,638
Phillips 66
1.300%, 02/15/2026	1,290,000	1,301,093
Phillips 66 Partners LP
3.605%, 02/15/2025	95,000	101,224
		4,253,214
Other Information Services - 0.27%
J2 Global, Inc.
4.625%, 10/15/2030 (b)	1,088,000	1,130,677
Paper Manufacturing - 0.08%
Kimberly-Clark Corp.
3.100%, 03/26/2030 (f)	305,000	352,642
Performing Arts, Spectator Sports, and Related Industries - 0.20%
Boyd Gaming Corp.
8.625%, 06/01/2025 (b)	126,000	140,136
Churchill Downs, Inc.
5.500%, 04/01/2027 (b)	335,000	353,363
Live Nation Entertainment, Inc.
4.750%, 10/15/2027 (b)	350,000	345,735
		839,234
Petroleum and Coal Products Manufacturing - 0.73%
BP Capital Markets America, Inc.
3.633%, 04/06/2030 (f)	295,000	344,509
Exxon Mobil Corp.
3.452%, 04/15/2051 (f)	810,000	926,133
Marathon Petroleum Corp.
4.500%, 05/01/2023	820,000	886,731
4.700%, 05/01/2025 (f)	775,000	880,332
		3,037,705
Pharmaceuticals, Biotechnology & Life Sciences - 0.49%
Johnson & Johnson
1.300%, 09/01/2030 (f)	2,000,000	2,010,655
Pipeline Transportation - 2.22%
Buckeye Partners LP
3.950%, 12/01/2026	480,000	472,200
Energy Transfer Operating LP
3.600%, 02/01/2023	600,000	623,373
6.625% to 02/15/2028, then 3 Month LIBOR USD + 4.155% (a)(f)(h)	785,000	644,681
3.750%, 05/15/2030 (f)	961,000	995,900
7.125% to 05/15/2030, then 5 Year CMT Rate + 5.306% (a)(f)(h)	1,055,000	1,001,986
EQM Midstream Partners LP
4.750%, 07/15/2023 (f)	310,000	316,743
Kinder Morgan Energy Partners LP
4.150%, 02/01/2024	755,000	822,959
MPLX LP
4.700%, 04/15/2048 (f)	890,000	1,003,565
Plains All American Pipeline LP / PAA Finance Corp.
4.650%, 10/15/2025 (f)	780,000	854,450
3.550%, 12/15/2029 (f)	2,420,000	2,487,030
		9,222,887
Plastics and Rubber Products Manufacturing - 0.14%
Berry Global, Inc.
4.875%, 07/15/2026 (b)	380,000	403,828
Newell Brands, Inc.
4.875%, 06/01/2025 (f)	161,000	178,106
		581,934
Primary Metal Manufacturing - 0.23%
Novelis Corp.
5.875%, 09/30/2026 (b)	305,000	320,250
4.750%, 01/30/2030 (b)(f)	580,000	616,746
		936,996
Professional, Scientific, and Technical Services - 0.29%
Aramark Services, Inc.
5.000%, 02/01/2028 (b)(f)	395,000	415,738
International Business Machines Corp.
4.250%, 05/15/2049	170,000	226,449
Nielsen Finance LLC / Nielsen Finance Co.
5.000%, 04/15/2022 (b)	59,000	59,059
5.625%, 10/01/2028 (b)(f)	105,000	112,122
SS&C Technologies, Inc.
5.500%, 09/30/2027 (b)	365,000	391,462
		1,204,830
Publishing Industries (except Internet) - 0.33%
Nuance Communications, Inc.
5.625%, 12/15/2026	275,000	291,083
Oracle Corp.
4.000%, 07/15/2046 (f)	205,000	250,606
3.600%, 04/01/2050 (f)	350,000	410,452
3.850%, 04/01/2060	320,000	396,692
		1,348,833
Real Estate - 1.38%
Boston Properties LP
3.400%, 06/21/2029	1,362,000	1,503,957
Camden Property Trust
3.150%, 07/01/2029	275,000	309,188
ESH Hospitality, Inc.
5.250%, 05/01/2025 (b)	395,000	404,964
Healthcare Realty Trust, Inc.
2.400%, 03/15/2030	351,000	364,415
Healthcare Trust of America Holdings LP
3.100%, 02/15/2030 (f)	400,000	434,188
Healthpeak Properties, Inc.
3.250%, 07/15/2026	335,000	373,983
Kimco Realty Corp.
2.700%, 10/01/2030 (f)	2,243,000	2,339,347
		5,730,042
Religious, Grantmaking, Civic, Professional, and Similar Organizations - 0.14%
Andrew W Mellon Foundation
0.947%, 08/01/2027	597,000	596,529
Rental and Leasing Services - 0.73%
Air Lease Corp.
2.300%, 02/01/2025	655,000	664,878
Ford Motor Credit Co. LLC
4.063%, 11/01/2024 (f)	1,008,000	1,049,580
5.113%, 05/03/2029	310,000	335,947
Netflix, Inc.
6.375%, 05/15/2029	300,000	376,812
Picasso Finance Sub, Inc.
6.125%, 06/15/2025 (b)	364,000	390,008
United Rentals North America, Inc.
3.875%, 02/15/2031	194,000	203,336
		3,020,561
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.51%
BAT Capital Corp.
3.222%, 08/15/2024 (f)	297,000	321,154
3.557%, 08/15/2027 (f)	320,000	355,959
4.906%, 04/02/2030 (f)	645,000	777,413
3.734%, 09/25/2040 (f)	660,000	695,334
CommScope, Inc.
6.000%, 03/01/2026 (b)(f)	389,000	410,907
8.250%, 03/01/2027 (b)	577,000	622,442
Goldman Sachs Group, Inc.
3.850%, 01/26/2027 (f)	1,375,000	1,572,641
4.017% to 10/31/2037, then 3 Month LIBOR USD + 1.373%, 10/31/2038 (a)(f)	250,000	308,408
LPL Holdings, Inc.
5.750%, 09/15/2025 (b)	395,000	409,820
4.625%, 11/15/2027 (b)	210,000	215,906
Morgan Stanley
3.950%, 04/23/2027 (f)	935,000	1,078,339
3.591% to 07/22/2027, then 3 Month LIBOR USD + 1.340%, 07/22/2028 (a)(f)	1,125,000	1,281,239
3.772% to 01/24/2028, then 3 Month LIBOR USD + 1.140%, 01/24/2029 (a)(f)	875,000	1,013,034
2.699% to 01/22/2030, then SOFR + 1.143%, 01/22/2031 (a)(f)	440,000	478,633
3.847% to 04/15/2021, then 3 Month LIBOR USD + 3.610% (a)(h)	320,000	318,414
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.750%, 04/15/2026 (b)	525,000	570,281
		10,429,924
Support Activities for Mining - 0.08%
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.250%, 11/15/2023	320,000	322,434
Telecommunications - 3.62%
AT&T, Inc.
1.650%, 02/01/2028	195,000	198,294
2.750%, 06/01/2031 (f)	2,896,000	3,084,687
4.350%, 06/15/2045	57,000	67,304
4.500%, 03/09/2048	578,000	707,568
3.550%, 09/15/2055 (b)	184,000	189,538
3.650%, 09/15/2059 (b)	1,118,000	1,138,779
Crown Castle International Corp.
3.200%, 09/01/2024	825,000	894,077
3.800%, 02/15/2028	700,000	799,140
Frontier Communications Corp.
5.000%, 05/01/2028 (b)	328,000	333,740
Level 3 Financing, Inc.
4.625%, 09/15/2027 (b)	145,000	151,147
Sprint Corp.
7.125%, 06/15/2024	270,000	314,553
T-Mobile USA, Inc.
3.875%, 04/15/2030 (b)	1,380,000	1,585,054
4.375%, 04/15/2040 (b)(f)	250,000	305,572
3.000%, 02/15/2041 (b)	1,436,000	1,486,332
4.500%, 04/15/2050 (b)(f)	645,000	805,944
Verizon Communications, Inc.
1.321% (3 Month LIBOR USD + 1.100%), 05/15/2025 (c)(f)	825,000	847,817
4.016%, 12/03/2029	500,000	597,609
3.150%, 03/22/2030	1,350,000	1,522,631
		15,029,786
Transportation Equipment Manufacturing - 1.90%
Boeing Co.
4.875%, 05/01/2025 (f)	1,371,000	1,530,859
3.900%, 05/01/2049	185,000	188,708
3.750%, 02/01/2050 (f)	80,000	80,608
5.805%, 05/01/2050	865,000	1,146,685
Ford Motor Co.
9.000%, 04/22/2025 (f)	342,000	416,048
General Motors Co.
6.125%, 10/01/2025 (f)	3,048,000	3,678,438
Raytheon Technologies Corp.
3.950%, 08/16/2025	480,000	548,999
Spirit AeroSystems, Inc.
5.500%, 01/15/2025 (b)(f)	105,000	111,694
7.500%, 04/15/2025 (b)	100,000	107,188
Winnebago Industries, Inc.
6.250%, 07/15/2028 (b)	81,000	87,834
		7,897,061
Utilities - 2.77%
Berkshire Hathaway Energy Co.
4.250%, 10/15/2050 (b)	145,000	189,733
Calpine Corp.
4.500%, 02/15/2028 (b)(f)	475,000	491,150
Cheniere Energy Partners LP
5.250%, 10/01/2025	485,000	498,216
Consolidated Edison Co. of New York, Inc.
3.950%, 04/01/2050 (f)	305,000	379,969
DTE Energy Co.
3.400%, 06/15/2029 (f)	650,000	737,196
East Ohio Gas Co.
3.000%, 06/15/2050 (b)(f)	525,000	575,820
Entergy Corp.
2.800%, 06/15/2030 (f)	1,260,000	1,373,071
Essential Utilities, Inc.
3.351%, 04/15/2050	670,000	752,262
Exelon Corp.
4.700%, 04/15/2050 (f)	475,000	645,056
Kinder Morgan, Inc.
5.550%, 06/01/2045	730,000	925,543
Pacific Gas and Electric Co.
2.500%, 02/01/2031 (f)	1,905,000	1,920,327
Piedmont Natural Gas Co., Inc.
3.350%, 06/01/2050	255,000	293,330
Public Service Enterprise Group, Inc.
1.600%, 08/15/2030	1,084,000	1,072,433
Sabine Pass Liquefaction LLC
4.500%, 05/15/2030 (b)(f)	321,000	376,736
Southern Co.
2.950%, 07/01/2023	388,000	410,823
Talen Energy Supply LLC
6.625%, 01/15/2028 (b)	210,000	215,341
Vistra Operations Co. LLC
5.000%, 07/31/2027 (b)	200,000	211,720
Western Midstream Operating LP
5.050%, 02/01/2030 (f)	395,000	422,405
		11,491,131
Warehousing and Storage - 0.14%
Iron Mountain, Inc.
5.250%, 03/15/2028 (b)(f)	555,000	581,709
Wood Product Manufacturing - 0.19%
Standard Industries, Inc.
3.375%, 01/15/2031 (b)(f)	798,000	801,990
TOTAL CORPORATE BONDS (Cost $157,477,943)		171,035,937

FOREIGN CORPORATE BONDS - 10.68%
Agricultural Producers - 0.09%
MARB BondCo PLC
6.875%, 01/19/2025	378,000	393,687
Administrative and Support Services - 0.25%
Garda World Security Corp.
4.625%, 02/15/2027 (b)	160,000	160,800
Millicom International Cellular SA
4.500%, 04/27/2031 (b)(f)	801,000	863,550
		1,024,350
Broadcasting (except Internet) - 0.13%
Altice France SA/France
7.375%, 05/01/2026 (b)	525,000	551,801
Chemical Manufacturing - 0.30%
Bausch Health Cos, Inc.
6.125%, 04/15/2025 (b)	350,000	360,570
6.250%, 02/15/2029 (b)	296,000	314,186
Takeda Pharmaceutical Co Ltd.
3.375%, 07/09/2060 (f)	520,000	581,884
		1,256,640
Computer and Electronic Product Manufacturing - 0.21%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.450%, 10/01/2025	800,000	864,801
Credit Intermediation and Related Activities - 5.63%
Banco Santander SA
3.490%, 05/28/2030 (f)	400,000	447,561
Bank of Ireland Group PLC
4.500%, 11/25/2023 (b)	1,245,000	1,356,697
Barclays Bank PLC
10.179%, 06/12/2021 (b)	1,950,000	2,043,354
Barclays PLC
2.852% to 05/07/2025, then 3 Month LIBOR USD + 2.452%, 05/07/2026 (a)	2,145,000	2,281,999
3.564% to 09/23/2030, then 5 Year CMT Rate + 2.900%, 09/23/2035 (a)(f)	1,920,000	2,006,304
BNP Paribas SA
2.219% to 06/09/2025, then SOFR + 2.074%, 06/09/2026 (a)(b)(f)	1,015,000	1,058,026
Credit Suisse Group AG
3.869% to 01/12/2028, then 3 Month LIBOR USD + 1.410%, 01/12/2029 (a)(b)	250,000	283,288
Danske Bank A/S
1.621% to 09/11/2025, then 1 Year CMT Rate + 1.350%, 09/11/2026 (a)(b)	2,105,000	2,104,335
HSBC Holdings PLC
1.220% (3 Month LIBOR USD + 1.000%), 05/18/2024 (c)(f)	400,000	401,962
2.633% to 11/07/2024, then 3 Month LIBOR USD + 1.140%, 11/07/2025 (a)(f)	1,417,000	1,495,050
2.099% to 06/04/2025, then SOFR + 1.929%, 06/04/2026 (a)	200,000	206,526
4.950%, 03/31/2030 (f)	285,000	355,775
6.000% to 05/22/2027, then 5 Year Mid Swap Rate USD + 3.746% (a)(h)	910,000	987,623
Lloyds Banking Group PLC
2.438% to 02/05/2025, then 1 Year CMT Rate + 1.000%, 02/05/2026 (a)(f)	970,000	1,021,118
Natwest Group PLC
6.125%, 12/15/2022	835,000	916,232
3.875%, 09/12/2023	835,000	905,294
3.073% to 05/22/2027, then 1 Year CMT Rate + 2.550%, 05/22/2028 (a)(f)	503,000	541,995
3.032% to 11/28/2030, then 5 Year CMT Rate + 2.350%, 11/28/2035 (a)(f)	2,170,000	2,191,570
UBS Group AG
4.125%, 09/24/2025 (b)	1,100,000	1,259,483
UniCredit SpA
5.459% to 06/30/2030, then 5 Year CMT Rate + 4.750%, 06/30/2035 (a)(b)	1,379,000	1,513,388
		23,377,580
Diversified Financials - 0.16%
Credit Suisse Group AG
4.194% to 04/01/2030, then SOFR + 3.730%, 04/01/2031 (a)(b)(f)	560,000	660,214
Food Manufacturing - 0.21%
Grupo Bimbo SAB de CV
4.700%, 11/10/2047 (b)	730,000	881,482
Funds, Trusts, and Other Financial Vehicles - 0.22%
Credit Suisse Group Funding Guernsey Ltd.
3.800%, 06/09/2023	860,000	926,350
Insurance Carriers and Related Activities - 0.22%
Prudential PLC
3.125%, 04/14/2030 (f)	805,000	919,115
Machinery Manufacturing - 0.25%
GE Capital International Funding Co. Unlimited Co.
3.373%, 11/15/2025 (f)	963,000	1,057,222
Merchant Wholesalers, Durable Goods - 0.18%
Johnson Controls International PLC
3.900%, 02/14/2026	79,000	89,713
Lenovo Group Ltd.
3.421%, 11/02/2030 (b)	612,000	646,278
		735,991
Merchant Wholesalers, Nondurable Goods - 0.19%
BAT International Finance PLC
1.668%, 03/25/2026 (f)	790,000	805,331
Mining (except Oil and Gas) - 0.10%
Antofagasta PLC
2.375%, 10/14/2030 (b)	425,000	423,512
Miscellaneous Manufacturing - 0.04%
Shire Acquisitions Investments Ireland DAC
2.400%, 09/23/2021	183,000	185,722
Nonmetallic Mineral Product Manufacturing - 0.40%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
5.250%, 08/15/2027 (b)	531,000	554,284
Cemex SAB de CV
7.375%, 06/05/2027 (b)	250,000	280,863
5.200%, 09/17/2030 (b)(f)	741,000	808,616
		1,643,763
Oil and Gas Extraction - 0.27%
Canadian Natural Resources Ltd.
6.250%, 03/15/2038	850,000	1,098,042
Petroleum and Coal Products Manufacturing - 0.22%
Equinor ASA
2.375%, 05/22/2030	840,000	898,168
Pipeline Transportation - 0.07%
AI Candelaria Spain SLU
7.500%, 12/15/2028	250,000	280,440
Rental and Leasing Services - 0.05%
FLY Leasing Ltd.
6.375%, 10/15/2021	200,000	200,405
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.01%
AIB Group PLC
4.263% to 04/10/2024, then 3 Month LIBOR USD + 1.874%, 04/10/2025 (a)(b)(f)	1,995,000	2,173,487
Credit Suisse Group AG
2.997% to 12/14/2022, then 3 Month LIBOR USD + 1.200%, 12/14/2023 (a)(b)	1,145,000	1,197,434
Petrobras Global Finance BV
5.600%, 01/03/2031	715,000	810,220
		4,181,141
Telecommunications - 0.18%
British Telecommunications PLC
3.250%, 11/08/2029 (b)	660,000	728,309
Transportation Services - 0.12%
JSL Europe SA
7.750%, 07/26/2024	474,000	504,075
Water Transportation - 0.08%
Carnival Corp.
11.500%, 04/01/2023 (b)(f)	195,000	222,340
10.500%, 02/01/2026 (b)	90,000	106,538
		328,878
Wood Product Manufacturing - 0.10%
Masonite International Corp.
5.375%, 02/01/2028 (b)	375,000	399,679
TOTAL FOREIGN CORPORATE BONDS (Cost $41,644,628)		44,326,698

FOREIGN GOVERNMENT AGENCY ISSUES - 1.03%
Development Bank of Japan, Inc.
1.000%, 08/27/2030 (b)	260,000	259,008
European Investment Bank
1.625%, 03/14/2025	1,780,000	1,874,553
0.625%, 10/21/2027	165,000	164,040
International Bank for Reconstruction & Development
0.750%, 11/24/2027	655,000	656,373
0.750%, 08/26/2030	425,000	417,145
Japan Bank for International Cooperation
0.625%, 07/15/2025	585,000	585,374
Petroleos Mexicanos
6.875%, 10/16/2025 (b)	290,000	303,488
TOTAL FOREIGN GOVERNMENT AGENCY ISSUES (Cost $4,147,716)		4,259,981

FOREIGN GOVERNMENT NOTES/BONDS - 4.50%
Abu Dhabi Government International Bond
4.125%, 10/11/2047 (b)	400,000	508,620
Brazilian Government International Bond
3.875%, 06/12/2030 (f)	910,000	951,632
5.625%, 02/21/2047 (f)	600,000	710,577
Colombia Government International Bond
4.000%, 02/26/2024 (f)	390,000	419,342
3.875%, 04/25/2027	150,000	165,084
Croatia Government International Bond
6.000%, 01/26/2024 (b)	345,000	397,437
Dominican Republic International Bond
5.875%, 04/18/2024 (b)	335,000	358,450
6.875%, 01/29/2026 (b)	230,000	267,007
Guatemala Government Bond
4.375%, 06/05/2027 (b)	395,000	434,129
Hungary Government International Bond
7.625%, 03/29/2041	430,000	768,811
Indonesia Government International Bond
4.350%, 01/08/2027 (b)	350,000	408,219
Kazakhstan Government International Bond
5.125%, 07/21/2025 (b)	350,000	413,091
Mexico Government International Bond
4.150%, 03/28/2027 (f)	200,000	227,627
3.250%, 04/16/2030 (f)	1,785,000	1,900,740
4.350%, 01/15/2047 (f)	540,000	597,669
Morocco Government International Bond
4.250%, 12/11/2022 (b)	200,000	210,076
5.500%, 12/11/2042 (b)	150,000	187,175
Namibia International Bonds
5.250%, 10/29/2025 (b)	350,000	368,311
Nigeria Government International Bond
7.875%, 02/16/2032 (b)	335,000	361,331
Oman Government International Bond
5.375%, 03/08/2027 (b)	645,000	635,212
Panama Government International Bond
3.750%, 03/16/2025	600,000	659,493
Paraguay Government International Bond
4.700%, 03/27/2027 (b)	515,000	593,543
Peruvian Government International Bond
2.392%, 01/23/2026	285,000	300,532
8.750%, 11/21/2033 (f)	290,000	484,213
Philippine Government International Bond
3.950%, 01/20/2040	440,000	529,220
Qatar Government International Bond
4.625%, 06/02/2046 (b)	375,000	505,756
Republic of Azerbaijan International Bond
4.750%, 03/18/2024 (b)	520,000	567,913
Republic of South Africa Government International Bond
4.875%, 04/14/2026	200,000	213,108
4.850%, 09/27/2027	933,000	983,485
4.300%, 10/12/2028	150,000	151,603
5.000%, 10/12/2046	150,000	135,054
Romanian Government International Bond
6.125%, 01/22/2044 (b)	435,000	615,930
Saudi Government International Bond
4.500%, 10/26/2046 (b)	355,000	436,629
Sri Lanka Government International Bond
6.750%, 04/18/2028 (b)	575,000	342,125
Trinidad & Tobago Government International Bond
4.500%, 08/04/2026 (b)	600,000	646,200
Turkey Government International Bond
6.000%, 01/14/2041	250,000	235,600
Ukraine Government International Bond
7.253%, 03/15/2033 (b)	290,000	309,140
Uruguay Government International Bond
4.375%, 01/23/2031	385,000	465,975
5.100%, 06/18/2050	155,000	213,599
TOTAL FOREIGN GOVERNMENT NOTES/BONDS (Cost $17,447,593)		18,679,658

NON-AGENCY MORTGAGE BACKED SECURITIES - 3.38%
Angel Oak Mortgage Trust
2019-6, 2.620%, 11/25/2059 (b)(d)	455,457	460,952
Citigroup Commercial Mortgage Trust
2013-GCJ11, 3.732%, 04/10/2046 (d)	455,000	475,945
2013-GC17, 5.095%, 11/10/2046 (d)	145,000	154,841
2014-GC25, 1.140%, 10/10/2047 (d)(e)	1,463,933	46,102
2015-GC27, 1.489%, 02/10/2048 (d)(e)	1,076,922	48,818
2017-C4, 2.121%, 10/10/2050	174,690	176,156
2018-C6, 4.412%, 11/10/2051	445,000	534,651
COMM Mortgage Trust
2012-CCRE4, 3.251%, 10/15/2045	385,000	387,764
2014-UBS2, 3.472%, 03/10/2047	508,206	529,732
2014-CR16, 1.135%, 04/12/2047 (d)(e)	1,314,274	35,941
2014-LC15, 1.254%, 04/12/2047 (d)(e)	1,485,840	41,946
2014-CR17, 1.130%, 05/10/2047 (d)(e)	1,103,111	28,950
2014-UBS3, 1.231%, 06/12/2047 (d)(e)	898,657	28,247
2014-UBS6, 1.036%, 12/10/2047 (d)(e)	1,655,542	46,228
2014-CR21, 3.987%, 12/10/2047	281,514	307,783
2015-LC21, 3.708%, 07/10/2048	100,000	111,072
2015-CR25, 3.759%, 08/10/2048	340,000	379,997
2017-COR2, 2.111%, 09/10/2050	135,269	136,539
CSAIL Commercial Mortgage Trust
2016-C7, 3.502%, 11/15/2049	275,000	305,953
2015-C2, 0.891%, 06/15/2057 (d)(e)	1,550,025	42,072
GS Mortgage Securities Trust
2012-GCJ7, 4.740%, 05/10/2045	405,000	416,174
2012-GCJ9, 3.747%, 11/10/2045 (b)	345,000	355,640
2014-GC18, 1.172%, 01/10/2047 (d)(e)	3,858,209	99,921
2014-GC26, 1.112%, 11/10/2047 (d)(e)	2,150,857	66,635
2015-GC34, 3.278%, 10/10/2048	129,012	136,181
JPMBB Commercial Mortgage Securities Trust
2015-C31, 3.801%, 08/15/2048	320,000	358,901
JPMDB Commercial Mortgage Securities Trust
2017-C7, 2.081%, 10/15/2050	47,352	47,439
Morgan Stanley Bank of America Merrill Lynch Trust
2013-C9, 2.657%, 05/15/2046	357,868	365,278
2017-C34, 2.109%, 11/15/2052	231,173	233,095
Morgan Stanley Capital I Trust
2015-MS1, 3.779%, 05/15/2048 (d)	200,000	221,810
New Residential Mortgage Loan Trust
2019-NQM5, 2.710%, 11/25/2059 (b)(d)	461,992	475,525
OBX Trust
2019-EXP3, 1.050% (1 Month LIBOR USD + 0.900%), 10/25/2059 (b)(c)	247,045	247,267
Sequoia Mortgage Trust
2015-2, 3.500%, 05/25/2045 (b)(d)	144,894	145,606
Starwood Mortgage Residential Trust
2019-INV1, 2.610%, 09/27/2049 (b)(d)	426,462	434,918
UBS Commercial Mortgage Trust
2017-C2, 3.487%, 08/15/2050	200,000	224,324
2017-C4 A1, 2.129%, 10/15/2050	75,807	76,082
2017-C4 A4, 3.563%, 10/15/2050	460,500	517,205
2017-C4 AS, 3.836%, 10/15/2050 (d)	200,000	225,796
2018-C15, 3.321%, 12/15/2051	158,383	163,496
2018-C14, 3.379%, 12/15/2051	605,271	621,588
UBS-Barclays Commercial Mortgage Trust
2013-C6, 2.788%, 04/10/2046	172,299	175,816
Verus Securitization Trust
2019-INV1, 3.402%, 12/25/2058 (b)(d)	289,217	298,541
2019-4, 2.642%, 11/25/2059 (b)	299,282	306,804
Wells Fargo Commercial Mortgage Trust
2012-LC5, 4.142%, 10/15/2045	305,000	316,380
2015-C29, 3.637%, 06/15/2048	130,000	145,022
2016-LC24, 2.942%, 10/15/2049	280,000	307,039
2016-NXS6, 2.918%, 11/15/2049	300,000	325,793
2017-C39, 3.418%, 09/15/2050	260,000	294,283
2017-C40, 2.110%, 10/15/2050	97,029	97,720
2018-C46, 4.152%, 08/15/2051	160,000	188,280
2018-C48, 4.302%, 01/15/2052	625,000	745,454
2019-C50, 3.466%, 05/15/2052	300,000	334,166
2016-LC25, 3.640%, 12/15/2059	315,000	357,599
WFRBS Commercial Mortgage Trust
2014-LC14, 1.361%, 03/15/2047 (d)(e)	760,735	25,160
2014-C22 XA, 0.954%, 09/15/2057 (d)(e)	3,303,291	78,918
2014-C22 AS, 4.069%, 09/15/2057 (d)	290,000	314,382
TOTAL NON-AGENCY MORTGAGE BACKED SECURITIES (Cost $14,103,951)		14,023,927

AGENCY MORTGAGE BACKED SECURITIES - 26.05%
Fannie Mae Connecticut Avenue Securities
2017-C03, 3.150% (1 Month LIBOR USD + 3.000%), 10/25/2029 (c)	273,802	278,121
2017-C04, 3.000% (1 Month LIBOR USD + 2.850%), 11/25/2029 (c)	315,092	317,716
2017-C05, 2.350% (1 Month LIBOR USD + 2.200%), 01/25/2030 (c)	351,243	350,726
2017-C06, 2.950% (1 Month LIBOR USD + 2.800%), 02/25/2030 (c)	217,803	219,885
2017-C07, 2.650% (1 Month LIBOR USD + 2.500%), 05/25/2030 (c)	631,087	630,729
2018-C01, 2.400% (1 Month LIBOR USD + 2.250%), 07/25/2030 (c)	869,995	868,263
2018-C02, 2.350% (1 Month LIBOR USD + 2.200%), 08/25/2030 (c)	209,396	207,444
Fannie Mae Interest Strip
4.000%, 08/25/2043 (e)	1,005,449	148,141
Fannie Mae Pool
MA0096, 4.500%, 06/01/2029	5,743	6,274
AB3000, 4.500%, 05/01/2031	13,331	14,735
257161, 5.500%, 04/01/2038	22,081	25,958
889533, 5.500%, 06/01/2038	21,311	25,125
BC4575, 5.500%, 04/01/2039	41,381	48,670
995838, 5.500%, 05/01/2039	63,664	75,013
AD9173, 4.000%, 08/01/2040	225,692	245,884
AB1389, 4.500%, 08/01/2040	49,942	55,396
MA0510, 4.500%, 09/01/2040	548	612
AE8714, 3.500%, 11/01/2040	22,816	24,746
890310, 4.500%, 12/01/2040	11,725	13,139
AH3952, 4.000%, 01/01/2041	138,804	151,365
AL0791, 4.000%, 02/01/2041	46,001	50,635
AE0954, 4.500%, 02/01/2041	39,493	44,310
AL0245, 4.000%, 04/01/2041	9,805	10,801
AL0065, 4.500%, 04/01/2041	18,662	20,937
AH7395, 4.500%, 06/01/2041	5,277	5,790
AB3194, 4.500%, 06/01/2041	15,647	17,377
FM0040, 3.000%, 10/01/2041	196,749	207,784
AL1547, 4.500%, 11/01/2041	8,349	9,347
AJ6346, 3.500%, 12/01/2041	30,338	32,850
AJ9278, 3.500%, 12/01/2041	9,882	10,636
AX5302, 4.000%, 01/01/2042	21,330	23,318
AK2415, 4.000%, 02/01/2042	37,938	41,669
AK6743, 4.000%, 03/01/2042	51,608	56,442
AK6744, 4.000%, 03/01/2042	60,374	66,043
AK6568, 3.500%, 04/01/2042	47,907	51,411
AO1214, 3.500%, 04/01/2042	117,454	126,137
AK9393, 3.500%, 04/01/2042	20,106	21,738
AL4029, 4.500%, 04/01/2042	53,516	60,070
AL7306, 4.500%, 09/01/2042	29,574	33,211
AP8743, 3.500%, 10/01/2042	317,593	342,266
AP7363, 4.000%, 10/01/2042	206,694	225,648
AL2897, 3.500%, 01/01/2043	39,283	42,616
AQ9330, 3.500%, 01/01/2043	41,437	44,969
AL3714, 3.500%, 01/01/2043	28,362	30,658
AB7965, 3.500%, 02/01/2043	22,810	24,766
AB9046, 3.500%, 04/01/2043	64,415	70,306
AT2021, 3.500%, 04/01/2043	23,131	25,160
AT1001, 3.500%, 04/01/2043	24,178	26,566
AB9260, 3.500%, 05/01/2043	71,468	77,564
AU0949, 3.500%, 08/01/2043	49,002	54,404
AS0212, 3.500%, 08/01/2043	54,368	59,103
AU3751, 4.000%, 08/01/2043	116,091	127,720
AS0531, 4.000%, 09/01/2043	57,666	63,378
AU6857, 4.000%, 09/01/2043	55,534	61,416
AU4658, 4.500%, 09/01/2043	14,277	15,829
MA1600, 3.500%, 10/01/2043	28,423	30,567
AS1042, 4.000%, 11/01/2043	48,733	53,020
AL4450, 4.500%, 12/01/2043	24,942	28,045
AS1333, 4.500%, 12/01/2043	23,680	26,482
AS1559, 4.000%, 01/01/2044	29,809	32,877
AS2516, 4.500%, 05/01/2044	23,371	25,862
AS2751, 4.500%, 06/01/2044	32,644	36,273
MA1926, 4.500%, 06/01/2044	23,554	26,321
BM1761, 4.000%, 08/01/2044	206,478	226,861
AL6223, 4.500%, 08/01/2044	26,108	29,370
AX0118, 4.000%, 09/01/2044	165,076	179,691
AS3467, 4.000%, 10/01/2044	26,828	29,167
AX2491, 4.000%, 10/01/2044	19,368	21,068
AL6432, 4.000%, 01/01/2045	42,223	45,934
AL6520, 4.000%, 02/01/2045	175,607	191,643
AL9578, 4.000%, 06/01/2045	156,357	170,435
CA6279, 2.500%, 07/01/2045	238,489	250,240
AZ0814, 3.500%, 07/01/2045	53,285	57,537
AZ0862, 3.500%, 07/01/2045	97,883	104,761
BM1953, 3.500%, 08/01/2045	108,666	117,523
AZ4775, 3.500%, 10/01/2045	26,906	28,738
CA2929, 3.500%, 12/01/2045	210,406	225,248
AS6311, 3.500%, 12/01/2045	38,513	41,126
AS6464, 3.500%, 01/01/2046	41,520	45,143
BC4114, 3.500%, 02/01/2046	200,735	213,747
AS6795, 4.000%, 03/01/2046	133,970	144,510
BC0305, 4.000%, 03/01/2046	104,740	113,215
FM1370, 3.000%, 04/01/2046	73,786	77,729
BC0793, 3.500%, 04/01/2046	256,274	274,399
BC0835, 4.000%, 04/01/2046	219,815	239,330
AS7248, 4.000%, 05/01/2046	123,348	133,361
AS7200, 4.500%, 05/01/2046	18,533	20,310
AS7388, 3.500%, 06/01/2046	75,562	80,848
AL8735, 4.000%, 06/01/2046	234,122	255,840
AL9282, 4.000%, 06/01/2046	183,005	198,574
AS7401, 4.000%, 06/01/2046	94,758	102,378
AS7580, 3.000%, 07/01/2046	236,199	247,709
AS7492, 4.000%, 07/01/2046	71,568	77,321
AS7801, 3.500%, 08/01/2046	247,287	263,120
MA2737, 3.000%, 09/01/2046	198,714	208,340
AS8056, 3.000%, 10/01/2046	124,038	130,033
MA2771, 3.000%, 10/01/2046	192,280	201,753
BM3932, 3.500%, 10/01/2046	184,336	196,707
AS8269, 3.000%, 11/01/2046	158,577	165,780
AS8659, 4.000%, 01/01/2047	89,127	95,904
AS8661, 4.000%, 01/01/2047	151,355	162,968
AS8699, 4.000%, 01/01/2047	58,625	63,023
BE2975, 4.000%, 01/01/2047	202,133	219,626
MA2872, 4.500%, 01/01/2047	134,757	148,601
AS8700, 4.500%, 01/01/2047	57,952	63,520
AL9879, 3.500%, 02/01/2047	2,134,523	2,339,313
BE5475, 3.500%, 02/01/2047	107,183	114,118
AL9916, 4.000%, 02/01/2047	235,681	255,587
AS8966, 4.000%, 03/01/2047	68,071	73,153
AS8982, 4.500%, 03/01/2047	23,390	25,591
FM1000, 3.000%, 04/01/2047	432,302	452,950
CA5843, 3.000%, 04/01/2047	320,470	335,467
MA2959, 3.500%, 04/01/2047	189,771	202,186
BM5348, 3.500%, 05/01/2047	109,701	116,794
BM5347, 3.500%, 05/01/2047	204,517	217,975
AS9536, 3.500%, 05/01/2047	113,816	120,565
BM5784, 3.500%, 05/01/2047	231,074	246,170
BE3619, 4.000%, 05/01/2047	246,117	264,533
MA3008, 4.500%, 05/01/2047	41,560	45,206
AS9829, 3.500%, 06/01/2047	99,142	104,978
AS9664, 4.000%, 06/01/2047	70,660	75,891
AS9831, 4.000%, 06/01/2047	158,888	170,622
BE3702, 4.000%, 06/01/2047	129,046	138,882
BM5179, 3.000%, 07/01/2047	132,509	139,297
BE3767, 3.500%, 07/01/2047	118,576	125,566
CA0062, 4.000%, 07/01/2047	147,566	158,291
MA3088, 4.000%, 08/01/2047	160,337	172,386
BH2623, 4.000%, 08/01/2047	113,885	122,298
CA0237, 4.000%, 08/01/2047	233,257	250,120
CA0182, 4.000%, 08/01/2047	41,189	44,471
MA3121, 4.000%, 09/01/2047	276,363	296,322
MA3149, 4.000%, 10/01/2047	108,773	116,598
FM1467, 3.000%, 12/01/2047	135,067	142,594
BH7058, 3.500%, 12/01/2047	291,826	308,310
MA3210, 3.500%, 12/01/2047	283,383	299,886
BM2005, 4.000%, 12/01/2047	147,852	158,613
FM2897, 3.000%, 02/01/2048	435,642	456,478
CA4140, 3.000%, 02/01/2048	196,947	205,883
CA1535, 3.500%, 02/01/2048	62,760	66,399
BJ8783, 3.500%, 02/01/2048	129,570	137,305
CA1218, 4.500%, 02/01/2048	105,823	115,287
BM3590, 3.500%, 03/01/2048	195,736	209,325
BJ0650, 3.500%, 03/01/2048	126,014	132,911
BJ0648, 3.500%, 03/01/2048	118,368	125,117
BM3900, 4.000%, 04/01/2048	192,280	206,405
CA1710, 4.500%, 05/01/2048	163,318	177,384
FM2385, 3.000%, 09/01/2048	294,349	307,676
FM1572, 3.000%, 09/01/2048	405,900	426,431
BM4991, 4.000%, 09/01/2048	37,083	39,613
BM5024, 3.000%, 11/01/2048	131,348	137,206
FM2915, 3.000%, 11/01/2048	132,514	138,532
FM1239, 3.500%, 11/01/2048	195,756	206,711
BK7943, 4.000%, 11/01/2048	66,055	70,504
FM2239, 3.000%, 12/01/2048	233,061	244,174
CA3084, 4.000%, 02/01/2049	74,829	79,878
BO2201, 3.000%, 09/01/2049	383,689	401,192
MA3834, 3.000%, 11/01/2049	638,730	667,968
BO8947, 3.000%, 01/01/2050	246,302	258,360
BO6164, 3.000%, 01/01/2050	180,521	188,797
BP1424, 3.000%, 03/01/2050	314,021	330,697
CA5519, 3.000%, 04/01/2050	201,783	211,292
FM4334, 3.000%, 04/01/2050	430,152	454,125
BP6817, 2.500%, 05/01/2050	378,285	396,925
CA5670, 3.000%, 05/01/2050	330,152	345,811
CA5668, 3.000%, 05/01/2050	715,293	748,894
BP6481, 4.500%, 07/01/2050	66,413	72,414
BK2829, 2.500%, 08/01/2050	243,892	255,909
BQ0239, 2.500%, 08/01/2050	319,171	335,336
BQ0188, 3.000%, 08/01/2050	247,701	258,983
MA4120, 2.500%, 09/01/2050	270,588	283,922
BP6716, 2.500%, 09/01/2050	471,414	494,643
BK3044, 2.500%, 09/01/2050	497,730	522,256
BQ5749, 2.500%, 10/01/2050	324,437	340,627
MA4181, 1.500%, 11/01/2050	5,665,549	5,734,433
FM4640, 2.500%, 11/01/2050	484,150	508,308
MA4209, 1.500%, 12/01/2050	5,730,000	5,799,668
MA4208, 2.000%, 12/01/2050	6,200,000	6,441,977
Fannie Mae REMICS
2012-70, 5.850% (1 Month LIBOR USD + 6.000%), 07/25/2042 (c)(e)	853,087	175,182
2012-68, 5.900% (1 Month LIBOR USD + 6.050%), 07/25/2042 (c)(e)	778,806	162,449
2012-130, 6.550% (1 Month LIBOR USD + 6.700%), 12/25/2042 (c)(e)	733,380	158,340
2012-149, 4.000%, 01/25/2043 (e)	664,311	91,962
2013-6 SB, 5.950% (1 Month LIBOR USD + 6.100%), 02/25/2043 (c)(e)	657,237	129,139
2014-90, 6.000% (1 Month LIBOR USD + 6.150%), 01/25/2045 (c)(e)	797,612	177,742
2016-03, 4.000%, 02/25/2046 (e)	853,708	106,980
FHLMC STACR 2019-CS03
2019-CS03, 0.148%, 10/25/2032	938,477	920,296
Freddie Mac Gold Pool
G1-3122, 5.000%, 04/01/2023	279	295
D9-7472, 5.500%, 12/01/2027	1,716	1,919
G1-4953, 3.500%, 01/01/2029	30,802	32,951
A6-8761, 5.500%, 09/01/2037	2,323	2,605
G0-3535, 5.500%, 10/01/2037	752	888
G0-3812, 5.500%, 02/01/2038	954	1,125
G0-4449, 5.500%, 07/01/2038	4,331	5,058
G0-4471, 5.500%, 07/01/2038	2,586	3,045
A8-1743, 5.500%, 09/01/2038	1,447	1,616
A8-6521, 4.500%, 05/01/2039	40,760	45,733
A8-6315, 4.500%, 05/01/2039	24,716	27,732
A9-3617, 4.500%, 08/01/2040	5,195	5,770
C0-3531, 4.000%, 10/01/2040	17,721	19,266
A9-6592, 4.000%, 02/01/2041	83,707	91,594
Q0-0285, 4.500%, 04/01/2041	7,037	7,898
Q0-0876, 4.500%, 05/01/2041	47,795	53,572
Q0-2173, 4.500%, 07/01/2041	37,121	41,696
Q0-3705, 4.000%, 10/01/2041	18,041	19,283
Q0-4674, 4.000%, 12/01/2041	110,546	120,227
C0-3795, 3.500%, 04/01/2042	216,585	234,926
Q0-7726, 4.000%, 04/01/2042	197,598	215,440
Q0-9004, 3.500%, 06/01/2042	21,693	23,467
C0-9004, 3.500%, 07/01/2042	23,207	24,912
Q0-9896, 3.500%, 08/01/2042	29,959	32,275
Q1-1348, 3.500%, 09/01/2042	52,722	57,261
Q1-8305, 3.500%, 05/01/2043	22,243	24,037
Q1-9475, 3.500%, 06/01/2043	43,088	46,347
G6-0030, 3.500%, 07/01/2043	114,948	124,857
Q2-0857, 3.500%, 08/01/2043	25,060	27,660
G0-8541, 3.500%, 08/01/2043	46,613	50,396
Q2-0780, 3.500%, 08/01/2043	38,836	42,686
G0-7459, 3.500%, 08/01/2043	25,147	27,289
V8-0509, 4.000%, 10/01/2043	26,539	28,933
G6-0174, 4.000%, 10/01/2043	59,329	64,948
G0-8558, 4.000%, 11/01/2043	33,527	36,432
Q2-6367, 4.000%, 05/01/2044	7,924	8,709
Q2-5885, 4.500%, 05/01/2044	35,368	38,477
Q2-6513, 4.500%, 06/01/2044	18,043	19,598
Q2-9916, 4.000%, 11/01/2044	39,584	43,135
Q4-5219, 3.500%, 01/01/2045	170,362	182,101
G0-7961, 3.500%, 03/01/2045	36,443	39,502
G0-8633, 4.000%, 03/01/2045	70,790	77,503
G0-8636, 3.500%, 04/01/2045	49,862	53,314
G0-8637, 4.000%, 04/01/2045	40,709	44,418
Q3-3869, 4.000%, 06/01/2045	20,823	22,830
G0-8659, 3.500%, 08/01/2045	135,349	144,624
Q3-5225, 3.500%, 08/01/2045	26,804	28,642
G0-8660, 4.000%, 08/01/2045	154,186	167,850
V8-1873, 4.000%, 08/01/2045	36,400	39,625
V8-1992, 4.000%, 10/01/2045	480,254	522,100
G0-8672, 4.000%, 10/01/2045	27,361	29,670
G0-8676, 3.500%, 11/01/2045	60,690	64,898
G6-0480, 4.500%, 11/01/2045	23,112	25,864
G0-8681, 3.500%, 12/01/2045	44,181	47,205
G0-8682, 4.000%, 12/01/2045	51,997	56,500
Q3-8473, 4.000%, 01/01/2046	58,237	63,540
Q3-8470, 4.000%, 01/01/2046	28,038	30,375
G0-8694, 4.000%, 02/01/2046	31,469	34,167
G0-8693, 3.500%, 03/01/2046	10,232	10,930
Q3-9644, 3.500%, 03/01/2046	227,947	242,736
Q3-9434, 3.500%, 03/01/2046	9,932	10,621
Q3-9438, 4.000%, 03/01/2046	162,309	176,485
G0-8699, 4.000%, 03/01/2046	84,950	92,168
G0-8702, 3.500%, 04/01/2046	107,496	114,760
Q4-0718, 3.500%, 05/01/2046	294,816	314,603
Q4-0375, 3.500%, 05/01/2046	71,776	76,761
G0-8706, 3.500%, 05/01/2046	49,491	53,196
G0-8708, 4.500%, 05/01/2046	66,368	73,235
Q4-1208, 3.500%, 06/01/2046	142,665	152,454
Q4-5458, 4.000%, 08/01/2046	140,721	153,755
G0-8721, 3.000%, 09/01/2046	93,312	97,860
G0-8735, 4.500%, 10/01/2046	92,997	102,650
G0-8743, 4.000%, 01/01/2047	76,255	82,420
Q4-6279, 3.500%, 02/01/2047	135,155	143,314
Q4-6283, 4.000%, 02/01/2047	113,054	121,581
G0-8752, 4.000%, 03/01/2047	42,876	46,456
Q4-6539, 4.500%, 03/01/2047	24,313	26,707
G0-8757, 3.500%, 04/01/2047	20,431	21,667
G0-8759, 4.500%, 04/01/2047	34,729	38,033
V8-3204, 4.500%, 05/01/2047	76,175	82,894
G0-8767, 4.000%, 06/01/2047	210,418	226,226
Q4-9100, 4.000%, 07/01/2047	228,789	245,426
Q4-9394, 4.500%, 07/01/2047	159,521	174,143
Q5-0109, 3.500%, 08/01/2047	27,227	28,839
Q5-0035, 3.500%, 08/01/2047	152,815	162,184
Q4-9888, 3.500%, 08/01/2047	104,912	111,140
G0-8775, 4.000%, 08/01/2047	292,120	313,519
G6-1228, 4.000%, 08/01/2047	260,965	281,580
G0-8779, 3.500%, 09/01/2047	452,059	478,857
G0-8785, 4.000%, 10/01/2047	226,042	242,377
G6-1631, 3.500%, 11/01/2047	314,784	336,987
Q5-2319, 3.500%, 11/01/2047	321,277	339,824
G6-1467, 4.000%, 11/01/2047	353,428	378,565
G0-8789, 4.000%, 11/01/2047	97,568	104,822
G6-1281, 3.500%, 01/01/2048	165,592	176,371
Q5-4463, 4.000%, 02/01/2048	136,566	147,430
G0-8801, 4.000%, 02/01/2048	146,169	156,416
G6-7710, 3.500%, 03/01/2048	286,648	308,735
G0-8805, 4.000%, 03/01/2048	170,955	183,526
QB-2634, 2.500%, 08/01/2050	296,221	310,817
Freddie Mac Multifamily Structured Pass Through Certificates
K-098, 1.516%, 08/25/2029 (d)(e)	1,985,000	218,722
Freddie Mac Pool
ZN-4495, 4.000%, 12/01/2048	218,329	233,310
ZN-2103, 4.500%, 12/01/2048	130,786	141,979
ZA-7141, 3.000%, 06/01/2049	198,201	207,268
SD-8016, 3.000%, 10/01/2049	213,790	223,505
QA-7325, 3.000%, 02/01/2050	363,340	382,459
QA-6750, 3.000%, 02/01/2050	353,776	371,497
QA-8311, 3.000%, 03/01/2050	206,859	217,913
QB-0098, 2.500%, 06/01/2050	282,838	296,775
RA-2970, 2.500%, 07/01/2050	295,917	311,138
QB-1457, 2.500%, 07/01/2050	383,365	402,255
RA-2480, 2.500%, 07/01/2050	287,550	301,988
SD-8074, 3.000%, 07/01/2050	190,571	199,608
QB-2682, 2.500%, 08/01/2050	197,667	207,407
RA-3280, 2.500%, 08/01/2050	292,124	306,519
SD-8091, 2.500%, 09/01/2050	245,906	258,023
SD-8098, 2.000%, 10/01/2050	4,884,573	5,075,211
QB-4785, 2.500%, 10/01/2050	264,531	277,566
SD-8104, 1.500%, 11/01/2050	5,644,094	5,709,233
Freddie Mac REMICS
4073, 5.859% (1 Month LIBOR USD + 6.000%), 07/15/2042 (c)(e)	770,887	133,703
4122, 4.000%, 10/15/2042 (e)	815,014	123,490
4121, 6.059% (1 Month LIBOR USD + 6.200%), 10/15/2042 (c)(e)	828,666	183,310
4159, 6.009% (1 Month LIBOR USD + 6.150%), 01/15/2043 (c)(e)	430,669	93,985
4459, 4.000%, 08/15/2043 (e)	713,290	101,690
4583, 5.859% (1 Month LIBOR USD + 6.000%), 05/15/2046 (c)(e)	847,273	158,089
4623, 5.859% (1 Month LIBOR USD + 6.000%), 10/15/2046 (c)(e)	725,620	169,559
4648, 5.859% (1 Month LIBOR USD + 6.000%), 01/15/2047 (c)(e)	775,427	153,656
4905, 5.951% (1 Month LIBOR USD + 6.100%), 08/25/2049 (c)(e)	688,276	126,037
Freddie Mac Structured Agency Credit Risk Debt Notes
2017-DNA2, 3.600% (1 Month LIBOR USD + 3.450%), 10/25/2029 (c)	930,000	962,724
2017-HQA2, 2.800% (1 Month LIBOR USD + 2.650%), 12/25/2029 (c)	465,251	467,109
2017-DNA3, 2.650% (1 Month LIBOR USD + 2.500%), 03/25/2030 (c)	285,000	290,082
2017-HQA3, 2.500% (1 Month LIBOR USD + 2.350%), 04/25/2030 (c)	947,294	962,690
2018-DNA1, 1.950% (1 Month LIBOR USD + 1.800%), 07/25/2030 (c)	494,401	486,864
2018-HQA1, 2.450% (1 Month LIBOR USD + 2.300%), 09/25/2030 (c)	767,511	762,410
2020-HQA5, 1.191% (SOFR30A + 1.100%), 11/25/2050 (b)	1,030,000	1,035,160
Ginnie Mae
#TBA, 3.500%, 12/15/2042	55,000	58,111
#TBA, 2.500%, 12/01/2050	4,930,000	5,195,592
#TBA, 2.000%, 12/15/2050	1,990,000	2,082,048
Ginnie Mae II Pool
MA0699M, 3.500%, 01/20/2043	42,042	45,776
MA0783M, 3.500%, 02/20/2043	58,240	63,987
MA0934M, 3.500%, 04/20/2043	42,197	45,945
MA1376M, 4.000%, 10/20/2043	58,751	64,693
MA1861M, 2.875% (1 Year CMT Rate + 1.500%), 04/20/2044 (c)	89,209	92,755
MA2893M, 4.000%, 06/20/2045	29,186	31,955
MA3035M, 4.000%, 08/20/2045	16,228	17,701
MA3245M, 4.000%, 11/20/2045	70,002	76,453
MA3663M, 3.500%, 05/20/2046	96,168	103,732
MA3803M, 3.500%, 07/20/2046	38,394	41,323
MA4510M, 3.500%, 06/20/2047	167,466	178,741
MA4511M, 4.000%, 06/20/2047	74,508	80,572
MA4586M, 3.500%, 07/20/2047	232,425	250,531
MA4652M, 3.500%, 08/20/2047	156,725	167,822
MA4900M, 3.500%, 12/20/2047	122,336	130,857
MA5530M, 5.000%, 10/20/2048	870,778	958,608
Government National Mortgage Association
2013-23, 3.500%, 02/20/2043 (e)	929,680	147,245
2016-91, 5.934% (1 Month LIBOR USD + 6.080%), 07/20/2046 (c)(e)	759,197	171,428
2018-036, 6.009% (1 Month LIBOR USD + 6.150%), 02/16/2047 (c)(e)	786,228	179,661
2018-007, 6.054% (1 Month LIBOR USD + 6.200%), 01/20/2048 (c)(e)	633,951	123,623
Uniform Mortgage Backed Securities
#TBA, 2.000%, 12/15/2035	795,000	827,794
#TBA, 4.500%, 12/15/2040	150,000	162,586
#TBA, 2.500%, 12/15/2046	4,400,000	4,610,743
#TBA, 2.000%, 12/15/2050	9,845,000	10,225,778
TOTAL AGENCY MORTGAGE BACKED SECURITIES (Cost $106,177,776)		108,066,824

MUNICIPAL BONDS - 2.91%
American Municipal Power, Inc.
8.084%, 02/15/2050	20,000	37,456
California Health Facilities Financing Authority
2.584%, 06/01/2029	210,000	224,314
2.704%, 06/01/2030	320,000	342,320
2.864%, 06/01/2031	425,000	456,509
California State University
2.965%, 11/01/2039	360,000	373,576
3.065%, 11/01/2042	315,000	328,041
Dallas/Fort Worth International Airport
3.089%, 11/01/2040	900,000	915,192
New Jersey Economic Development Authority
7.425%, 02/15/2029	225,000	281,968
Philadelphia Authority for Industrial Development
3.964%, 04/15/2026	195,000	210,906
Pierce County School District No. 10 Tacoma
2.357%, 12/01/2039	1,390,000	1,437,886
Port Authority of New York & New Jersey
1.086%, 07/01/2023	1,920,000	1,942,426
Rockwall Independent School District
2.380%, 02/15/2046	345,000	348,291
State Board of Administration Finance Corp.
2.154%, 07/01/2030	2,065,000	2,155,096
State of California Department of Water Resources
1.319%, 12/01/2028	365,000	365,821
1.409%, 12/01/2029	275,000	274,907
State of Connecticut
2.627%, 07/01/2029	120,000	130,604
2.677%, 07/01/2030	105,000	114,816
Texas Transportation Commission
2.562%, 04/01/2042	1,300,000	1,321,905
University of California
1.614%, 05/15/2030	800,000	795,968
TOTAL MUNICIPAL BONDS (Cost $11,714,682)		12,058,002

U.S. GOVERNMENT AGENCY ISSUES - 0.55%
Federal Home Loan Mortgage Corp.
0.375%, 09/23/2025	225,000	224,105
Federal National Mortgage Association
0.500%, 11/07/2025	255,000	255,228
0.875%, 08/05/2030	575,000	563,642
0.750%, 10/08/2027	745,000	744,890
Tennessee Valley Authority
5.250%, 09/15/2039	320,000	484,161
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $2,186,228)		2,272,026

U.S. GOVERNMENT NOTES/BONDS - 8.01%
United States Treasury Inflation Indexed Bonds
0.125%, 01/15/2030	5,791,696	6,386,418
2.125%, 02/15/2040	1,095,840	1,690,686
1.375%, 02/15/2044	502,560	721,629
United States Treasury Note/Bond
2.500%, 02/28/2021	454,000	456,632
1.375%, 01/31/2022 (f)	5,835,000	5,920,702
1.875%, 02/28/2022	5,150,000	5,263,059
0.375%, 03/31/2022	652,300	654,517
0.125%, 08/31/2022	6,906,000	6,904,651
0.125%, 09/30/2022	73,000	72,980
1.625%, 11/15/2022 (f)	2,570,000	2,644,741
0.250%, 06/15/2023	710,000	711,553
0.625%, 08/15/2030	581,000	569,834
0.875%, 11/15/2030	283,700	284,653
2.500%, 02/15/2045	18,000	21,765
2.500%, 02/15/2046	60,200	72,948
1.250%, 05/15/2050	838,000	773,382
1.375%, 08/15/2050	102,000	97,147
TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $32,687,213)		33,247,297

U.S. TREASURY BILLS - 0.20%
United States Treasury Bills
0.090%, 02/04/2021 (i)	815,000	814,886
TOTAL U.S. TREASURY BILLS (Cost $814,867)		814,886

	Shares
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 25.33%
Money Market Fund - 25.33%
Mount Vernon Liquid Assets Portfolio, LLC - 0.150% (g)	105,096,355	105,096,355
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $105,096,355)		105,096,355

SHORT-TERM INVESTMENTS - 0.84%
First American Government Obligations Fund, Class X - 0.046% (g)	3,504,274	3,504,274
TOTAL SHORT-TERM INVESTMENTS (Cost $3,504,274)		3,504,274

Total Investments (Cost $518,062,398) - 129.81%		538,578,109
Liabilities in Excess of Other Assets - (29.81)%		(123,691,548)
TOTAL NET ASSETS - 100.00%		$414,886,561

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at November 30, 2020.
(b)	Securities issued under Rule 144A under the Securities Act of 1933. Such securities are deemed to be liquid.
(c)	Floating rate security; the rate shown represents the rate at November 30, 2020. The coupon is based on an underlying pool of loans.
(d)	Variable rate security; the rate shown represents the rate at November 30, 2020. The coupon is based on an underlying pool of loans.
(e)	Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(f)	All or portion of this security is out on loan as of November 30, 2020. Total value of securities out on loan is $103,166,436.
(g)	The rate shown represents the seven day yield at November 30, 2020.
(h)	Perpetual maturity. The date referenced is the next call date.
(i)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

Abbreviations
#TBA	Pool number to be announced

The accompanying notes are an integral part of these schedule of investments.

PMC Core Fixed Income Fund
Schedule of Open Futures Contracts
November 30, 2020 (Unaudited)

				Value/Unrealized
	Number	Expiration	Notional	Appreciation
	of Contracts	Month	Amount	(Depreciation)
Futures Contracts Purchased
2 Year U.S. Treasury Note	34	March 2021	$6,970,567	$3,400
5 Year U.S. Treasury Note	62	March 2021	6,179,264	10,071
U.S. Treasury Long Bond	39	March 2021	5,959,805	25,525
Total Futures Contracts Purchased				$38,996

Futures Contracts Sold
10 Year U.S. Treasury Note	(4)	March 2021	(442,484)	$(1,258)
CME Ultra Long Term U.S. Treasury Bond	(7)	March 2021	(921,093)	(5,755)
Total Futures Contracts Sold				$(7,013)

The accompanying notes are an integral part of these schedule of investments.

Summary of Fair Value Exposure at November 30, 2020

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Fund to classify securities based on valuation method.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds' investments carried at fair value as of November 30, 2020.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Asset Backed Securities	$-	$21,192,244	$-	$21,192,244
Corporate Bonds*	-	171,035,937	-	171,035,937
Foreign Corporate Bonds*	-	44,326,698	-	44,326,698
Foreign Government Agency Issues	-	4,259,981	-	4,259,981
Foreign Government Notes/Bonds	-	18,679,658	-	18,679,658
Non-Agency Mortgage Backed Securities	-	14,023,927	-	14,023,927
Agency Mortgage Backed Securities	-	108,066,824	-	108,066,824
Municipal Bonds	-	12,058,002	-	12,058,002
U.S. Government Agency Issues	-	2,272,026	-	2,272,026
U.S. Government Notes/Bonds	-	33,247,297	-	33,247,297
U.S. Treasury Bills	-	814,886	-	814,886
Total Fixed Income Securities	-	429,977,480	-	429,977,480
Money Market Funds	108,600,629	-	-	108,600,629
Total Investments in Securities	$108,600,629	$429,977,480	$-	$538,578,109

Other Financial Instruments:
Futures Contracts**	$31,983	$-	$-	$31,983
Total Other Financial Instruments	$31,983	$-	$-	$31,983

* For further breakdown by industry, please refer to the Schedule of Investments.
** Futures are derivative instruments reflected in the Schedule of Open Futures Contracts. This amount represents net unrealized appreciation of $38,996 and unrealized depreciation of $7,013.

The Fund did not hold any Level 3 securities during the period ended November 30, 2020.

Disclosures about Derivative Instruments and Hedging Activities

The Fund invested in derivative instruments such as purchased options, written options, futures and forward contracts during the period.

The fair value of derivative instruments as reported within this Schedule of Investments as of November 30, 2020 was as follows:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location		Value	Statement of Assets & Liabilities Location	Value
Interest Rate Contracts - Futures	Assets- Unrealized appreciation*		$38,996	Assets- Unrealized depreciation*	$7,013
Total			$38,996		$7,013

*Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedules of Open Futures Contracts. Only the current days variation margin is reflected in the Statement of Assets and Liabilities.

The effect of derivative instruments on income for the period September 1, 2020 through November 30, 2020 was as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures Contracts	Total
Interest Rate Contracts	$(20,220)	$(20,220)
Total	$(20,220)	$(20,220)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures Contracts	Total
Interest Rate Contracts	$(4,362)	$(4,362)
Total	$(4,362)	$(4,362)